Condensed Consolidating Financial Statements (Schedule Of Condensed Consolidating Statements Of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities:	$ 850,003	$ 552,197	$ 544,553
Sales, maturities and payments received on AFS securities	0	1,144	436,471
Principal payments and sales of mortgage loans and real estate owned, net	0	207,174	38,481
Capital expenditures	(98,583)	(89,255)	(99,923)
Payments for business acquisitions, net of cash acquired	(42,539)	(54,816)	(88,776)
Franchise loans funded	(22,320)	(34,473)	(22,820)
Payments received on franchise loans	39,968	61,437	55,007
Intercompany borrowings (payments)			0
Other, net	11,417	8,108	11,075
Net cash provided by (used in) investing activities	(112,057)	99,319	329,515
Repayments of line of credit borrowings	(830,000)	(1,700,000)	(1,465,000)
Proceeds from line of credit borrowings	830,000	1,700,000	1,465,000
Proceeds from issuance of long-term debt	0	0	996,831
Customer banking deposits, net	0	0	(326,705)
Transfer of bank deposits	0	0	(419,028)
Dividends paid	(200,469)	(187,115)	(201,688)
Repurchase of common stock, including shares surrendered	(9,147)	(322,850)	(2,018,338)
Proceeds from exercise of stock options	28,340	2,371	25,775
Intercompany borrowings (payments)		0	0
Other, net	(9,388)	(22,830)	(18,576)
Net cash used in financing activities	(190,664)	(530,424)	(1,961,729)
Effects of exchange rate changes on cash	(1,143)	(4,464)	(10,590)
Net increase (decrease) in cash and cash equivalents and restricted cash	546,139	116,628	(1,098,251)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	1,663,678	1,117,539	1,000,911	$ 2,099,162
H&R Block, Inc. (Guarantor)
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities:			0
Sales, maturities and payments received on AFS securities			0
Principal payments and sales of mortgage loans and real estate owned, net			0
Capital expenditures			0
Payments for business acquisitions, net of cash acquired			0
Franchise loans funded			0
Payments received on franchise loans			0
Intercompany borrowings (payments)			0
Other, net			0
Net cash provided by (used in) investing activities			0
Repayments of line of credit borrowings		0	0
Proceeds from line of credit borrowings		0	0
Customer banking deposits, net			0
Transfer of bank deposits			0
Dividends paid	(200,469)	(187,115)	(201,688)
Repurchase of common stock, including shares surrendered	(9,147)	(322,850)	(2,018,338)
Proceeds from exercise of stock options	28,340	2,371	25,775
Intercompany borrowings (payments)	181,276	507,594	2,197,954
Other, net		0	(3,703)
Net cash used in financing activities		0	0
Effects of exchange rate changes on cash		0	0
Net increase (decrease) in cash and cash equivalents and restricted cash		0	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents		0	0	0
Other Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities:	836,670	618,696	616,336
Sales, maturities and payments received on AFS securities		1,000	6,011
Principal payments and sales of mortgage loans and real estate owned, net			0
Capital expenditures	(98,077)	(89,223)	(99,902)
Payments for business acquisitions, net of cash acquired	(42,539)	(54,816)	(88,776)
Franchise loans funded	(430)	(337)	(341)
Payments received on franchise loans	705	335	394
Intercompany borrowings (payments)	(181,276)	(507,594)	(2,197,954)
Other, net	10,256	6,562	8,883
Net cash provided by (used in) investing activities	(311,361)	(644,073)	(2,371,685)
Repayments of line of credit borrowings		0	0
Proceeds from line of credit borrowings		0	0
Customer banking deposits, net			0
Transfer of bank deposits			0
Dividends paid		0	0
Repurchase of common stock, including shares surrendered		0	0
Proceeds from exercise of stock options		0	0
Intercompany borrowings (payments)	38,899	194,782	1,147,985
Other, net	(8,726)	(22,830)	4,409
Net cash used in financing activities	30,173	171,952	1,152,394
Effects of exchange rate changes on cash	(1,143)	(4,464)	(10,590)
Net increase (decrease) in cash and cash equivalents and restricted cash	554,339	142,111	(613,545)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	1,659,332	1,104,993	962,882	1,576,427
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities:			0
Sales, maturities and payments received on AFS securities			0
Principal payments and sales of mortgage loans and real estate owned, net			0
Capital expenditures			0
Payments for business acquisitions, net of cash acquired			0
Franchise loans funded			0
Payments received on franchise loans			0
Intercompany borrowings (payments)	220,175	702,376	3,345,939
Other, net			0
Net cash provided by (used in) investing activities	220,175	702,376	3,345,939
Repayments of line of credit borrowings		0	0
Proceeds from line of credit borrowings		0	0
Customer banking deposits, net			440
Transfer of bank deposits			0
Dividends paid		0	0
Repurchase of common stock, including shares surrendered		0	0
Proceeds from exercise of stock options		0	0
Intercompany borrowings (payments)	(220,175)	(702,376)	(3,345,939)
Other, net		0	0
Net cash used in financing activities	(220,175)	(702,376)	(3,345,499)
Effects of exchange rate changes on cash		0	0
Net increase (decrease) in cash and cash equivalents and restricted cash		0	440
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents		0	0	(440)
Block Financial Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities:	13,333	(66,499)	(71,783)
Sales, maturities and payments received on AFS securities		144	430,460
Principal payments and sales of mortgage loans and real estate owned, net		207,174	38,481
Capital expenditures	(506)	(32)	(21)
Payments for business acquisitions, net of cash acquired			0
Franchise loans funded	(21,890)	(34,136)	(22,479)
Payments received on franchise loans	39,263	61,102	54,613
Intercompany borrowings (payments)	(38,899)	(194,782)	(1,147,985)
Other, net	1,161	1,546	2,192
Net cash provided by (used in) investing activities	(20,871)	41,016	(644,739)
Repayments of line of credit borrowings	(830,000)	(1,700,000)	(1,465,000)
Proceeds from line of credit borrowings	830,000	1,700,000	1,465,000
Customer banking deposits, net			(327,145)
Transfer of bank deposits			(419,028)
Dividends paid		0	0
Repurchase of common stock, including shares surrendered		0	0
Proceeds from exercise of stock options		0	0
Intercompany borrowings (payments)		0	0
Other, net	(662)	0	(19,282)
Net cash used in financing activities	(662)	0	231,376
Effects of exchange rate changes on cash		0	0
Net increase (decrease) in cash and cash equivalents and restricted cash	(8,200)	(25,483)	(485,146)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 4,346	$ 12,546	$ 38,029	$ 523,175